Condensed Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net result	€ (8,728)	€ (12,179)	€ (22,111)	€ (22,258)
Adjustments for:
Other income		(158)		(380)
Depreciation	707	675	1,401	1,353
Share-based compensation	1,358	909	2,786	1,667
Financial income and expenses	(110)	(139)	(369)	(647)
Results related to financial liabilities measured at fair value through profit or loss	33	104	(21)	(178)
Income tax expenses	25	18	25	18
Changes in working capital	(5,754)	(1,178)	(5,645)	(7,900)
Cash used in operations	(12,469)	(11,948)	(23,934)	(28,325)
Corporate income tax (paid)/received	(25)	(18)	(25)	(18)
Interest received	359	617	726	1,405
Interest paid	(135)	(52)	(182)	(261)
Net cash used in operating activities	(12,270)	(11,401)	(23,415)	(27,199)
Cash flow from investing activities
Purchases of property, plant and equipment	(291)	(101)	(455)	(325)
Net cash used in investing activities	(291)	(101)	(455)	(325)
Cash flow from financing activities
Proceeds from issuance of shares, net	49,201		49,201
Proceeds from exercise of share options				67
Repayment of lease liability	(621)	(293)	(925)	(860)
Net cash generated by / (used in) financing activities	48,580	(293)	48,276	(793)
Net increase / (decrease) in cash and cash equivalents	36,019	(11,795)	24,406	(28,317)
Currency effect cash and cash equivalents	18	(854)	306	(1,326)
Cash and cash equivalents at beginning of the period	81,088	132,414	92,413	149,408
Cash and cash equivalents at the end of the period	€ 117,125	€ 119,765	€ 117,125	€ 119,765